Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Accruals And Deferred Income Including Contract Liabilities Abstract
Disclosure of deferred revenue [Table Text Block]
	March 31, 2024	March 31, 2023

Deferred Revenue, beginning of year	$9,998,609	$6,514,712
Additions to deferred revenue during the year	4,361,857	11,576,344
Deposits returned	(234,415)	(302,298)
Revenue recognized from deferred revenue during the year	(4,183,666)	(7,790,149)
Deferred Revenue, end of year	$9,942,385	$9,998,609

Current portion	$7,066,145	$8,059,769
Long term portion	2,876,240	1,938,840
	$9,942,385	$9,998,609